Revenue from contracts with customers - Schedule of revenue through different channels (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from crude oil	$ 31,501	$ 260,079	$ 236,596	$ 338,272
Revenue from natural gas	11,418	65,164	33,575	71,524
Revenue from NGL	1,544	6,093	3,767	6,180
Total revenue from contracts with customers	44,463	331,336	273,938	415,976
Refineries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	31,501	260,079	141,672	338,272
Export Sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	94,924	0
Industries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	8,729	51,240	17,491	39,279
Retail Distributors Of Natural Gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	10,254	13,809	26,452
Commercialization of NGL [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,544	6,093	3,767	6,180
Natural Gas For Electricity Generation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,689	3,670	2,275	5,793
Other Sales Channels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 44,463	$ 331,336	$ 273,938	$ 415,976